Long-term debt Long-term debt - Narrative (Detail)									2 Months Ended	12 Months Ended
	Mar. 01, 2016 CAD	Feb. 09, 2016 CAD	Oct. 30, 2015 CAD	Oct. 01, 2015 USD ($)	Jul. 15, 2015 USD ($)	May. 12, 2015 USD ($)	Apr. 30, 2015 USD ($) Tranche	Dec. 31, 2014 USD ($)	Mar. 10, 2016	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Feb. 09, 2016 USD ($)	Jan. 04, 2016 USD ($) bank	Dec. 31, 2015 USD ($)	Oct. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2014 CAD	Jul. 30, 2014 CAD	Jan. 17, 2014 CAD	Nov. 19, 2013 USD ($)
Debt Instrument [Line Items]
Deferred finance costs | CAD										CAD 3,211,000	CAD 2,428,000
Repayment of debt | CAD										196,149,000	286,552,000
Interest on long term debt | CAD										25,161,000	18,770,000
Interest expense during the year on long-term liabilities | CAD										CAD 72,213,000	64,218,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																				$ 65,000,000
long-term line of credit outstanding														$ 0		$ 0
Generation | Senior Unsecured Notes | 4.65% Senior Unsecured Debentures Due 2022
Debt Instrument [Line Items]
Deferred finance costs | CAD																			CAD 1,568,000
Debt instrument, face value | CAD																			CAD 200,000,000
Debt instrument, interest rate																			4.65%
Debt instrument sold, price per principal amount																			0.99864
Generation | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | CAD																	CAD 350,000,000	CAD 200,000,000
Period of development										3 years
Generation | Senior Debt | Sanger Terminal Facility Bonds
Debt Instrument [Line Items]
Repayment of debt								$ 19,200,000
Generation | Senior Debt | Shady Oaks Wind Facility Senior Debt
Debt Instrument [Line Items]
Repayment of debt						$ 76,000,000
Debt instrument, face value																$ 76,000,000
Distribution | Senior Unsecured Thirty Year Note via Private Placement
Debt Instrument [Line Items]
Proceeds from issuance of senior long-term debt					$ 70,000,000		$ 90,000,000
Distribution | Bonds | LPSCo Water Bonds
Debt Instrument [Line Items]
Repayment of debt				$ 9,800,000
Distribution | Senior Debt | Senior Unsecured Thirty Year Note via Private Placement
Debt Instrument [Line Items]
Debt instrument, term							30 years
Debt instrument, face value							$ 160,000,000
Debt instrument, interest rate							4.13%
Debt instrument, number of tranches | Tranche							2
Long-term Debt | New Accounting Pronouncement, Early Adoption, Effect
Debt Instrument [Line Items]
Deferred finance costs | CAD											8,304,000
Other Assets | New Accounting Pronouncement, Early Adoption, Effect
Debt Instrument [Line Items]
Deferred finance costs | CAD											CAD (8,304,000)
Letter of Credit | Generation
Debt Instrument [Line Items]
Debt instrument, term			1 year
Line of credit facility, maximum borrowing capacity			CAD 50,000,000												$ 30,000,000
Subsequent Event | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, term extension									1 year
Subsequent Event | Bridge Financing Commitments
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		CAD 2,200,000,000										$ 1,600,000,000
Subsequent Event | Bridge Financing Commitments | Debt Bridge Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												1,065,000,000
Line of credit facility, advance repayable, maximum time period		1 year
Subsequent Event | Bridge Financing Commitments | Equity Bridge Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 535,000,000
Line of credit facility, increase (decrease) of borrowing capacity | CAD	CAD (359,950,000)
Line of credit facility, advance repayable, maximum time period		1 year
Subsequent Event | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 235,000,000
Line of credit facility, number of banks | bank													2